CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 69.3%
	COMMERCIAL SUPPORT SERVICES - 1.9%
857	Waste Management, Inc.	$ 134,446

	DATA CENTER REIT - 1.0%
696	Digital Realty Trust, Inc.	69,788

	ELECTRIC UTILITIES - 34.1%
7,819	AES Corporation (The)	224,874
321	American Electric Power Company, Inc.	30,479
4,285	Brookfield Infrastructure Partners, L.P.	132,792
1,607	CMS Energy Corporation	101,771
3,106	Constellation Energy Corporation	267,768
2,356	Dominion Resources, Inc.	144,470
573	DTE Energy Company	67,345
1,960	Edison International	124,695
696	Entergy Corporation	78,300
5,570	Exelon Corporation	240,791
2,940	FirstEnergy Corporation	123,304
1,365	Iberdrola S.A. - ADR	63,827
3,641	NextEra Energy, Inc.	304,388
4,084	NRG Energy, Inc.	129,953
1,826	Public Service Enterprise Group, Inc.	111,879
1,569	RWE A.G. - ADR	69,538
1,221	Sempra Energy	188,693
1,928	Vistra Corporation	44,730
		2,449,597
	GAS & WATER UTILITIES - 6.8%
1,109	American Water Works Company, Inc.	169,034
621	Atmos Energy Corporation	69,595
3,063	Essential Utilities, Inc.	146,197
3,749	NiSource, Inc.	102,798
		487,624
	INFRASTRUCTURE REIT - 1.4%
370	SBA Communications Corporation, A	103,715

CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 69.3% (Continued)
	MACHINERY - 2.3%
4,193	Evoqua Water Technologies Corporation(a)	$ 166,043

	OIL & GAS PRODUCERS - 19.0%
2,050	Cheniere Energy, Inc.	307,418
2,699	DT Midstream, Inc.	149,147
8,033	Enbridge, Inc.	314,090
5,145	EQT Corporation	174,055
5,141	TC Energy Corporation	204,920
25,000	Ultrapar Participacoes S.A.	60,500
4,655	Williams Companies, Inc. (The)	153,150
		1,363,280
	RENEWABLE ENERGY - 0.9%
241	SolarEdge Technologies, Inc.(a)	68,268

	TRANSPORTATION & LOGISTICS - 1.9%
651	Union Pacific Corporation	134,803

	TOTAL COMMON STOCKS (Cost $4,794,583)	4,977,564

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 32.2%
	MONEY MARKET FUNDS - 32.2%
2,317,805	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 4.08% (Cost $2,317,805)(b)	2,317,805

	TOTAL INVESTMENTS - 101.5% (Cost $7,112,388)	$ 7,295,369
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(105,633)
	NET ASSETS - 100.0%	$ 7,189,736

ADR	- American Depositary Receipt
L.P.	- Limited Partnership

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.